COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2022
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company’s property and equipment at December 31, 2022 and December 31, 2021:

	December 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-	$2,192	(1,042)	$1,150
Machinery and equipment	118,855	(76,926)	41,929	108,330	(78,076)	30,254
Vehicles	42,507	(42,507)	-	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929	$153,029	$(121,625)	$31,404

For the years ended December 31, 2022 and 2021, the Company recorded depreciation expense of $12,997 and $19,714 , respectively.

Related Party Receivables

As of December 31, 2022, there is no related party outstanding balance. As of December 31, 2021, related party receivables totaled $6,360. The entire amount is owed from Atlas Lithium for short term loans made and expenses paid by Jupiter Gold and MJL.